Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income	6 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue	RM 11,171,023	$ 2,500,229	RM 10,847,686
Cost of sales	(10,288,382)	(2,302,682)	(9,591,134)
Gross profit	882,641	197,547	1,256,552
Operating expenses:
Selling and distribution expenses	(232,322)	(51,997)	(250,720)
General and administrative expenses	(1,826,914)	(408,889)	(1,571,857)
Operating expenses	(2,059,236)	(460,886)	(1,822,577)
Loss from operations	(1,176,595)	(263,339)	(566,025)
Other income/(expenses):
Interest income	10,947	2,450	15,428
Interest expense	(121,811)	(27,263)	(239,128)
Other income	256,605	57,432	19,692
Other expenses	(415,409)	(92,974)	(42,480)
Other income/(expenses)	(269,668)	(60,355)	(246,488)
Loss before income tax	(1,446,263)	(323,694)	(812,513)
Income tax (expense)/benefit	131,659	29,467	(51,282)
Loss for the period	(1,314,604)	(294,227)	(863,795)
Other comprehensive income:
Exchange differences on translating foreign operations	3,421	766	1,675
Total comprehensive loss attributable to equity owners of the Company	RM (1,311,183)	$ (293,461)	RM (862,120)
Earnings per share attributable to owners of the Company
Basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM (0.11)	$ (0.03)	RM (0.08)
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM (0.11)	$ (0.03)	RM (0.08)
Weighted average number of ordinary shares used in computing basic earnings (in Shares)	11,538,614	11,538,614	11,250,000
Weighted average number of ordinary shares used in computing diluted earnings (in Shares)	11,538,614	11,538,614	11,250,000